Income Taxes - Income Tax Expense (Recovery) Incurred by Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Income Taxes
Current income tax expense	$ 41,223	$ 28,248	$ 14,814
Deferred tax expense	(5,978)	3,244	1,514
Income tax expense	35,245	31,492	16,328
Canada
Income Taxes
Current income tax expense	16,376	9,673	1,817
Deferred tax expense	(2,369)	5,059	8,381
United States
Income Taxes
Current income tax expense	16,532	13,085	8,689
Deferred tax expense	(5,060)	(1,888)	1,941
Other countries
Income Taxes
Current income tax expense	8,315	5,490	4,308
Deferred tax expense	$ 1,451	$ 73	$ (8,808)